Segment Information - Segment information about assets, liabilities, and additions to property, plant and equipment (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Information
Segment Assets	$ 299,107,531	$ 293,742,081
Segment Liabilities	154,977,626	197,218,017
Additions to Property, Plant and Equipment	17,315,387	23,267,847	$ 20,131,738
Reconciliation of segment assets to total assets
Assets	299,107,531	293,742,081
Investments	2,873,165
Other assets	68,700,486
Reconciliation of segment liabilities to total liabilities
Liabilities	154,977,626	197,218,017
Cable Segment
Segment Information
Additions to Property, Plant and Equipment	13,011,456	17,339,270	14,182,848
Reconciliation of segment assets to total assets
Investments	750,169	614,146
Goodwill	13,794,684	13,794,684
Equity method loss recognized in income	38,833	161,468	(7,826)
Sky Segment
Segment Information
Additions to Property, Plant and Equipment	3,891,684	4,949,039	5,361,494
Other Businesses Segment
Segment Information
Additions to Property, Plant and Equipment	273,881	70,374	107,665
Reconciliation of segment assets to total assets
Investments	3,643,916	245,372
Goodwill	110,314
Equity method gain recognized in income	1,454	(49,839)	(275,456)
Corporate asset
Segment Information
Additions to Property, Plant and Equipment	68,750
Disposed Operations.
Segment Information
Additions to Property, Plant and Equipment	69,616
Content Segment
Segment Information
Additions to Property, Plant and Equipment		909,164	479,731
Reconciliation of segment assets to total assets
Investments		31,920,796
Goodwill		241,973
Equity method gain recognized in income	(7,418,536)	3,560,248	(5,456,386)
TelevisaUnivision
Reconciliation of segment assets to total assets
Investments	49,446,349
Other Liabilities
Segment Information
Segment Liabilities	16,757,635
Reconciliation of segment liabilities to total liabilities
Liabilities	16,757,635
Operating Segments [Member]
Segment Information
Segment Assets	162,661,613	246,925,110	227,316,463
Segment Liabilities	36,629,342	75,685,991	64,356,435
Additions to Property, Plant and Equipment	17,315,387	23,267,847	20,131,738
Reconciliation of segment assets to total assets
Assets	162,661,613	246,925,110	227,316,463
Reconciliation of segment liabilities to total liabilities
Liabilities	36,629,342	75,685,991	64,356,435
Operating Segments [Member] | Cable Segment
Segment Information
Segment Assets	121,786,224	119,102,077	112,478,015
Segment Liabilities	23,278,943	24,449,798	22,295,808
Reconciliation of segment assets to total assets
Assets	121,786,224	119,102,077	112,478,015
Reconciliation of segment liabilities to total liabilities
Liabilities	23,278,943	24,449,798	22,295,808
Operating Segments [Member] | Sky Segment
Segment Information
Segment Assets	24,590,186	25,615,006	26,423,707
Segment Liabilities	9,570,547	10,745,984	10,696,397
Reconciliation of segment assets to total assets
Assets	24,590,186	25,615,006	26,423,707
Reconciliation of segment liabilities to total liabilities
Liabilities	9,570,547	10,745,984	10,696,397
Operating Segments [Member] | Other Businesses Segment
Segment Information
Segment Assets	16,285,203	8,744,886	8,177,183
Segment Liabilities	3,779,852	3,203,932	3,936,289
Reconciliation of segment assets to total assets
Assets	16,285,203	8,744,886	8,177,183
Reconciliation of segment liabilities to total liabilities
Liabilities	3,779,852	3,203,932	3,936,289
Operating Segments [Member] | Content Segment
Segment Information
Segment Assets		93,463,141	80,237,558
Segment Liabilities		37,286,277	27,427,941
Reconciliation of segment assets to total assets
Assets		93,463,141	80,237,558
Reconciliation of segment liabilities to total liabilities
Liabilities		37,286,277	$ 27,427,941
Debt not allocated to segments
Segment Information
Segment Liabilities	101,590,649	121,532,026
Reconciliation of segment liabilities to total liabilities
Liabilities	$ 101,590,649	$ 121,532,026